Financing Arrangements	3 Months Ended	12 Months Ended
	Jul. 25, 2014	Apr. 25, 2014
Debt Disclosure [Abstract]
Financing Arrangements

Note 8 – Financing Arrangements

Commercial Paper

Medtronic maintains a commercial paper program that allows Medtronic to have a maximum of $2.250 billion in commercial paper outstanding, with maturities up to 364 days from the date of issuance. As of July 25, 2014, outstanding commercial paper totaled $830 million. No amounts were outstanding as of April 25, 2014. During the three months ended July 25, 2014, the weighted average original maturity of the commercial paper outstanding was approximately 28 days, and the weighted average interest rate was 0.10 percent. The issuance of commercial paper reduces the amount of credit available under Medtronic’s existing line of credit.

Line of Credit

Medtronic has a $2.250 billion syndicated credit facility which expires on December 17, 2017 (Credit Facility). The Credit Facility provides Medtronic with the ability to increase its borrowing capacity by an additional $750 million at any time during the term of the agreement. At each anniversary date of the Credit Facility, but not more than twice prior to the maturity date, Medtronic can also request a one-year extension of the maturity date. The Credit Facility provides backup funding for the commercial paper program. As of July 25, 2014 and April 25, 2014, no amounts were outstanding on the committed line of credit.

Interest rates are determined by a pricing matrix, based on Medtronic’s long-term debt ratings, assigned by Standard & Poor’s Ratings Services and Moody’s Investors Service. Facility fees are payable on the Credit Facility and are determined in the same manner as the interest rates. The agreement also contains customary covenants, all of which Medtronic remains in compliance with as of July 25, 2014.

Other Credit Agreements

In conjunction with the Pending Acquisition of Covidien, on June 15, 2014, Medtronic, Inc. entered into a senior unsecured bridge credit agreement (the Bridge Credit Agreement) among Medtronic, Inc., New Medtronic, the lenders from time to time party thereto and Bank of America, N.A., as administrative agent. Under the Bridge Credit Agreement, Bank of America, N.A. has committed to provide Medtronic, Inc. with unsecured financing in an aggregate principal amount of up to $2.8 billion for a 364-day period from the date that any loans are funded under the Bridge Credit Agreement. The commitments are intended to be drawn to finance, in part, the cash component of the acquisition consideration and certain transaction expenses to the extent Medtronic, Inc. does not arrange for alternative financing prior to the consummation of the Pending Acquisition. New Medtronic has guaranteed the obligations of Medtronic, Inc. under the Bridge Credit Agreement. If Medtronic, Inc. draws loans under the Bridge Credit Agreement, it intends to refinance any debt incurred thereunder.

Medtronic, Inc. expects that it, New Medtronic and IrSub will require approximately an additional $13.2 billion in order to finance the remaining cash component of the acquisition consideration, excluding certain transaction expenses. Medtronic, Inc. expects that it, or its affiliates, will have cash equivalents in such amount available to it by the time of the consummation of the Pending Acquisition. In order to backstop the anticipated amount of cash on hand at the consummation of the Pending Acquisition, on June 15, 2014, IrSub entered into a senior unsecured cash bridge credit agreement (the Cash Bridge Credit Agreement and together with the Bridge Credit Agreement, the Credit Agreements) among IrSub, New Medtronic, the lenders from time to time party thereto and Bank of America as administrative agent. Under the Cash Bridge Credit Agreement, Bank of America, N.A. has committed to provide IrSub with unsecured financing in an aggregate principal amount of up to $13.5 billion for a 60-day period from the date that any loans are funded under the Cash Bridge Credit Agreement. New Medtronic has also guaranteed the obligations of IrSub under the Cash Bridge Credit Agreement and each of Medtronic, Inc. and Covidien has agreed to provide additional guarantees of such obligations following the consummation of the Pending Acquisition. IrSub is not currently planning to draw funds under the Cash Bridge Credit Agreement. Instead, IrSub expects to obtain intercompany loans on arm’s length terms from certain Medtronic, Inc. affiliates using proceeds of the liquidation of cash equivalents by such Medtronic, Inc. affiliates. If IrSub draws loans under the Cash Bridge Credit Agreement, such loans would be expected to be repaid from the proceeds of intercompany loans on arm’s length terms from certain Medtronic, Inc. affiliates using proceeds from the liquidation of cash equivalents by such Medtronic, Inc. affiliates.

The funding of the loans under each Credit Agreement (the Closing Date) is conditioned on, among other things, the consummation of the Pending Acquisition and the absence of certain events of defaults described in each Credit Agreement. The commitments under each Credit Agreement automatically terminate on the earliest of (a) the funding and disbursement of the loans to the borrower on the Closing Date, (b) the occurrence of certain mandatory cancellation events or (c) March 15, 2015 (or if all but certain conditions under the Transaction Agreement have been completed, one year after June 15, 2015).

For further information regarding the Pending Acquisition, see Note 3 and Note 21 to the condensed consolidated financial statements.

Bank Borrowings

Bank borrowings consist primarily of borrowings at interest rates considered favorable by management and where natural hedges can be gained for foreign exchange purposes.

Long-Term Debt

Long-term debt consisted of the following:

(in millions, except interest rates)	Maturity by Fiscal Year	Payable as of July 25, 2014	Payable as of April 25, 2014
4.750 percent ten-year 2005 senior notes	2016	$600	$600
2.625 percent five-year 2011 senior notes	2016	500	500
Floating rate three-year 2014 senior notes	2017	250	250
0.875 percent three-year 2014 senior notes	2017	250	250
1.375 percent five-year 2013 senior notes	2018	1,000	1,000
5.600 percent ten-year 2009 senior notes	2019	400	400
4.450 percent ten-year 2010 senior notes	2020	1,250	1,250
4.125 percent ten-year 2011 senior notes	2021	500	500
3.125 percent ten-year 2012 senior notes	2022	675	675
2.750 percent ten-year 2013 senior notes	2023	1,250	1,250
3.625 percent ten-year 2014 senior notes	2024	850	850
6.500 percent thirty-year 2009 senior notes	2039	300	300
5.550 percent thirty-year 2010 senior notes	2040	500	500
4.500 percent thirty-year 2012 senior notes	2042	400	400
4.000 percent thirty-year 2013 senior notes	2043	750	750
4.625 percent thirty-year 2014 senior notes	2044	650	650
Interest rate swaps	2016-2022	71	56
Deferred gains from interest rate swap terminations	—	15	20
Capital lease obligations	2016-2025	136	139
Discount	2017-2044	(24)	(25)

Total Long-Term Debt		$10,323	$10,315

Senior Notes

Medtronic has outstanding unsecured senior obligations including those indicated as “senior notes” in the long-term debt table above (collectively, the Senior Notes). The Senior Notes rank equally with all other unsecured and unsubordinated indebtedness of Medtronic. The indentures under which the Senior Notes were issued contain customary covenants, all of which Medtronic remains in compliance with as of July 25, 2014. Medtronic used the net proceeds from the sale of the Senior Notes primarily for working capital and general corporate uses, which includes the repayment of other indebtedness of Medtronic. For additional information regarding the terms of these agreements, refer to Note 8 to the consolidated audited financial statements beginning on page F-[—] included in this joint proxy statement/prospectus.

As of July 25, 2014, Medtronic had interest rate swap agreements designated as fair value hedges of certain underlying fixed rate obligations including Medtronic’s $1.250 billion3.000 percent 2010 Senior Notes classified as short-term borrowings, $600 million4.750 percent 2005 Senior Notes, $500 million2.625 percent 2011 Senior Notes, $500 million4.125 percent 2011 Senior Notes, and $675 million3.125 percent 2012 Senior Notes. For additional information regarding the interest rate swap agreements, refer to Note 9.

8. Financing Arrangements

Debt consisted of the following:

		April 25, 2014		April 26, 2013
(in millions, except interest rates)	Maturity by Fiscal Year	Payable	Effective Interest Rate	Payable	Effective Interest Rate
Short-Term Borrowings:
Commercial paper	2014	$—	—	$125	0.21%
Capital lease obligations	2014-2015	14	3.33%	14	3.30%
Bank borrowings	2014-2015	337	0.35%	221	0.57%
3.000 percent five-year 2010 senior notes	2015	1,250	3.00%	—	—
Interest rate swaps	2015	12	—	—	—
4.500 percent five-year 2009 senior notes	2014	—	—	550	4.50%

Total Short-Term Borrowings		$1,613		$910

Long-Term Debt:
3.000 percent five-year 2010 senior notes	2015	$—	—	$1,250	3.00%
4.750 percent ten-year 2005 senior notes	2016	600	4.76%	600	4.76%
2.625 percent five-year 2011 senior notes	2016	500	2.72%	500	2.72%
Floating rate three-year 2014 senior notes	2017	250	0.32%	—	—
0.875 percent three-year 2014 senior notes	2017	250	0.91%	—	—
1.375 percent five-year 2013 senior notes	2018	1,000	1.41%	1,000	1.41%
5.600 percent ten-year 2009 senior notes	2019	400	5.61%	400	5.61%
4.450 percent ten-year 2010 senior notes	2020	1,250	4.47%	1,250	4.47%
4.125 percent ten-year 2011 senior notes	2021	500	4.19%	500	4.19%
3.125 percent ten-year 2012 senior notes	2022	675	3.16%	675	3.16%
2.750 percent ten-year 2013 senior notes	2023	1,250	2.78%	1,250	2.78%
3.625 percent ten-year 2014 senior notes	2024	850	3.65%	—	—
6.500 percent thirty-year 2009 senior notes	2039	300	6.52%	300	6.52%
5.550 percent thirty-year 2010 senior notes	2040	500	5.56%	500	5.56%
4.500 percent thirty-year 2012 senior notes	2042	400	4.51%	400	4.51%
4.000 percent thirty-year 2013 senior notes	2043	750	4.12%	750	4.12%
4.625 percent thirty-year 2014 senior notes	2044	650	4.67%	—	—
Interest rate swaps	2015-2022	56	—	181	—
Deferred gains from interest rate swap terminations, net	—	20	—	50	—
Capital lease obligations	2015-2025	139	3.62%	152	3.59%
Bank borrowings	2015	—	—	3	5.00%
Discount	2017-2044	(25)	—	(20)	—

Total Long-Term Debt		$10,315		$9,741

Commercial Paper    The Company maintains a commercial paper program that allows the Company to have a maximum of $2.250 billion in commercial paper outstanding, with maturities up to 364 days from the date of issuance. As of April 26, 2013, outstanding commercial paper totaled $125 million. No amounts were outstanding as of April 25, 2014. During fiscal years 2014 and 2013, the weighted average original maturity of the commercial paper outstanding was approximately 53 and 89 days, respectively, and the weighted average interest rate was 0.09 percent and 0.18 percent, respectively. The issuance of commercial paper reduces the amount of credit available under the Company’s existing line of credit.

Bank Borrowings    Outstanding bank borrowings as of April 25, 2014 were short-term advances to certain non-U.S. subsidiaries under credit agreements with various banks. These advances are guaranteed by the Company. Bank borrowings consist primarily of borrowings at interest rates considered favorable by management and where natural hedges can be gained for foreign exchange purposes.

Line of Credit    The Company has a $2.250 billion syndicated credit facility which expires on December 17, 2017 (Credit Facility). The Credit Facility provides the Company with the ability to increase its borrowing capacity by an additional $750 million at any time during the term of the agreement. At each anniversary date of the Credit Facility, but not more than twice prior to the maturity date, the Company can also request a one-year extension of the maturity date. The Credit Facility provides backup funding for the commercial paper program. As of April 25, 2014 and April 26, 2013, no amounts were outstanding on the committed line of credit.

Interest rates are determined by a pricing matrix, based on the Company’s long-term debt ratings, assigned by Standard & Poor’s Ratings Services and Moody’s Investors Service. Facility fees are payable on the Credit Facility and are determined in the same manner as the interest rates. The agreement also contains customary covenants, all of which the Company remains in compliance with as of April 25, 2014.

Senior Notes    Senior Notes are unsecured, senior obligations of the Company and rank equally with all other unsecured and unsubordinated indebtedness of the Company. The indentures under which the Senior Notes were issued contain customary covenants, all of which the Company remains in compliance with as of April 25, 2014. The Company used the net proceeds from the sale of the Senior Notes primarily for working capital and general corporate uses, which includes the repayment of other indebtedness of the Company.

In February 2014, the Company issued four tranches of Senior Notes (collectively, the 2014 Senior Notes) with an aggregate face value of $2.000 billion. The first tranche consisted of $250 million of floating rate Senior Notes due 2017. The 2017 floating rate notes bear interest at the three-month London InterBank Offered Rate (LIBOR) plus 9 basis points. The second tranche consisted of $250 million of 0.875 percent Senior Notes due 2017. The third tranche consisted of $850 million of 3.625 percent Senior Notes due 2024. The fourth tranche consisted of $650 million of 4.625 percent Senior Notes due 2044. Interest on the 2017 floating rate notes is payable quarterly and interest on the other 2014 Senior Notes are payable semi-annually. The Company used the net proceeds for working capital and general corporate purposes, including repayment of indebtedness.

In March 2013, the Company issued three tranches of Senior Notes (collectively, the 2013 Senior Notes) with an aggregate face value of $3.000 billion. The first tranche consisted of $1.000 billion of 1.375 percent Senior Notes due 2018. The second tranche consisted of $1.250 billion of 2.750 percent Senior Notes due 2023. The third tranche consisted of $750 million of 4.000 percent Senior Notes due 2043. Interest on each series of the 2013 Senior Notes is payable semi-annually on April 1 and October 1 of each year, commencing on October 1, 2013. The Company used the net proceeds from the sale of the 2013 Senior Notes for working capital and general corporate purposes, including repayment of indebtedness.

As of April 25, 2014 and April 26, 2013, the Company had interest rate swap agreements designated as fair value hedges of certain underlying fixed-rate obligations including the Company’s $1.250 billion 3.000 percent 2010 Senior Notes, $600 million 4.750 percent 2005 Senior Notes, $500 million 2.625 percent 2011 Senior Notes, $500 million 4.125 percent 2011 Senior Notes, and $675 million 3.125 percent 2012 Senior Notes. For additional information regarding the interest rate swap agreements, refer to Note 9.

Senior Convertible Notes    In April 2006, the Company issued $2.200 billion of 1.500 percent Senior Convertible Notes due 2011 (2011 Senior Convertible Notes) and $2.200 billion of 1.625 percent Senior Convertible Notes due 2013 (2013 Senior Convertible Notes) (collectively, the Senior Convertible Notes). No amounts were outstanding on the Senior Convertible Notes as of April 25, 2014 and April 26, 2013.

The Company allocated the proceeds from the issuance of the Senior Convertible Notes between a liability component (issued at a discount) and an equity component. The resulting debt discount was amortized over the period the 2013 Senior Convertible Notes were outstanding as additional non-cash interest expense.

In separate private transactions, the Company sold 82 million shares of the Company’s common stock at an exercise price of $76.56 per share. As of April 25, 2014, the warrants for 82 million shares of the Company’s common stock had expired. The warrants were recorded as an addition to equity as of the trade date. The carrying amount of the equity component as of April 25, 2014 and April 26, 2013 was $547 million.

The following table provides interest expense amounts related to the Senior Convertible Notes.

	Fiscal Year
(in millions)	2013	2012
Interest cost related to contractual interest coupon	$35	$36
Interest cost related to amortization of the discount	90	87

Contractual maturities of debt for the next five fiscal years and thereafter, excluding the debt discount, the fair value of outstanding interest rate swap agreements, and the remaining deferred gains from terminated interest rate swap agreements are as follows:

(in millions) Fiscal Year
2015	$1,601
2016	1,112
2017	531
2018	1,018
2019	419
Thereafter	7,184

Total debt	11,865
Less: Current portion of debt	1,601

Long-term portion of debt	$10,264